Notes to the Consolidated Statements of Financial Position - Summary Of Detailed Information About Lease Amounts Recognized In Profit Or Loss (Details) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Lease liabilities [abstract]
Interest on lease liabilities	€ (0.3)	€ (0.4)	€ (0.4)
Expense relating to variable lease payment not included in lease liabilities
Expenses relating to short term leases	0.0	0.0	0.0
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	€ 0.0	€ 0.0	€ 0.0